Revenue (Details Narrative) - PCCU Net Worth [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Investment hosting fees remit percent					25.00%
Proceeds from deposits	$ 808,848	$ 1,206,922	$ 1,565,275	$ 2,424,598	$ 4,565,545	$ 5,150,397
Investment income	260,387	435,238	552,823	1,166,663	1,903,422	5,803,114
Loan interest income	506,233	1,836,092	1,046,455	3,472,848	6,254,175	2,883,192
Account hosting expenses	288,232	121,108	591,744	225,367	452,371	529,209
Investment hosting fee		117,620		277,721	457,105	1,445,517
Loan servicing fees		$ 36,156		$ 72,057	$ 143,217	$ 81,577